Note 5 - Fair Value of Financial Instruments (Details Textual)	6 Months Ended
Sep. 30, 2018
Available for Sale Debt Securitites, Percent of Total Assets	89.00%
Number of Other-than-temporarily Impaired Available-for-sale Securities	0
Number of Other-than-temporarily Impaired Marketable Securities	0
Minimum [Member]
Available for Sale Debt Securities, Remaining Maturity	30 days
Maximum [Member]
Available for Sale Debt Securities, Remaining Maturity	4 years 210 days